Other Current Assets and Assets Held for Sale - Summary of Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets [abstract]
Personnel and other tax assets	$ 46.5	$ 31.8	$ 40.8
Fair value of financial instruments			0.3
Restricted cash	12.1	4.0	0.7
Other miscellaneous receivables	22.7	42.7	42.6
Supplier prepayments	19.6	12.0	20.9
Prepaid expenses	16.1	15.3	13.9
Other current assets	$ 117.0	$ 105.8	$ 119.2